Subsequent Events - Schedule of Long Term Debt (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2014 Subsequent Event	Mar. 31, 2014 Secured Debt Term Loan, due 2021	Dec. 31, 2013 Secured Debt Term Loan, due 2021	Jan. 31, 2014 Secured Debt Term Loan, due 2021 Subsequent Event	Mar. 31, 2014 Senior Notes	Dec. 31, 2013 Senior Notes	Mar. 31, 2014 Senior Notes 5.250% senior unsecured notes, due 2022	Dec. 31, 2013 Senior Notes 5.250% senior unsecured notes, due 2022	Jan. 31, 2014 Senior Notes 5.250% senior unsecured notes, due 2022 Subsequent Event	Mar. 31, 2014 Senior Notes 5.625% senior unsecured notes, due 2024	Dec. 31, 2013 Senior Notes 5.625% senior unsecured notes, due 2024	Jan. 31, 2014 Senior Notes 5.625% senior unsecured notes, due 2024 Subsequent Event
Subsequent Event [Line Items]
Long-term debt	$ 1,598,000,000	$ 0	$ 0	$ 1,598,000,000	$ 798,000,000	$ 0	$ 798,000,000	$ 800,000,000	$ 0	$ 400,000,000	$ 0	$ 400,000,000	$ 400,000,000	$ 0	$ 400,000,000